Debt (Details) - Schedule of Debt - Notes Payable, Other Payables [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable, Gross	$ 2,160,294	$ 1,000,000
	2,620,700	1,460,406
Less: Discount	(671,973)	(411,568)
Notes payable - net of discount	1,948,727	1,048,838
Current Portion, net of discount	1,948,727	1,048,838
Long-term portion, net of discount	0	0
PPP Loan [Member]
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable, Gross	$ 460,406	$ 460,406